Leases (Details Narrative) - CAD ($)	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Sub lease income	$ 0	$ 254,902	$ 60,482
Gain on extinguishment of debt	1,459,785
Net of loss on disposal of the ROU asset	$ 212,777
Financial guarantee liability		$ 182,200